Investment Objectives and Goals - Concorde Wealth Management Fund series	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Concorde Wealth Management Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Concorde Wealth Management Fund (the “FUND”) seeks total return, from both appreciation of value and generation of current income, within the context of preservation of capital.